Future Minimum Aggregate Rental Payments (Detail) (USD $) In Millions, unless otherwise specified	Jan. 29, 2012
Schedule of Operating Leases [Line Items]
2012	$ 126
2013	102
2014	78
2015	54
2016	36
Thereafter	86
Total	$ 482